UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21866
Highland Funds I
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: August 31
Date of reporting period: February 28, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
Highland Funds I Highland Long/Short Equity Fund Highland Healthcare Fund Semi-Annual Report February 28, 2010

Highland Funds I

Highland Long/Short Equity Fund
Highland Healthcare Fund
TABLE OF CONTENTS

Fund Profiles	1
Financial Statements	3
Investment Portfolios	4
Statements of Assets and Liabilities	7
Statements of Operations	9
Statements of Changes in Net Assets	10
Statements of Cash Flows	12
Financial Highlights	14
Notes to Financial Statements	20
Additional Information	27
Important Information About This Report	30
Economic and market conditions change frequently.
There is no assurance that the trends described in this report will continue or commence.
A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE
Highland Long/Short Equity Fund
Objective
Highland Long/Short Equity Fund seeks consistent, above-average total returns primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.
Net Assets as of February 28, 2010
$210.9 million
Portfolio Data as of February 28, 2010
The information below provides a snapshot of Highland Long/Short Equity Fund at the end of the reporting period. Highland Long/Short Equity Fund is actively managed and the composition of its portfolio will change over time.

Sectors as of 02/28/10 (%)*	Long Exposure	Short Exposure	Net Exposure

Information Technology	20.2	(9.0)	11.2

Financial	10.7	(1.7)	9.0

Industrials	7.3	(2.1)	5.2

Telecommunication Services	4.6	(0.0)	4.6

Materials	5.0	(1.1)	3.9

Consumer Discretionary	8.6	(5.2)	3.4

Energy	3.8	(1.9)	1.9

Health Care	2.3	(0.9)	1.4

Consumer Staples	1.7	(1.7)	(0.0)

Other	0.0	(7.0)	(7.0)

Top 5 Holdings as of 02/28/10 (%)*
Long Securities

Apple, Inc.	3.7

Och-Ziff Capital Management Group, Class A	3.3

Equinix, Inc.	3.1

Crown Holdings, Inc.	3.0

Syniverse Holdings, Inc.	2.9

Short Securities

iShares Russell 2000 Index

Fund, ETF	(4.5)

Del Monte Foods Co.	(1.1)

WMS Industries, Inc.	(1.1)

Blackstone Group LP	(1.1)

Intel Corp.	(1.0)
The Fund’s investment activities involve a significant degree of risk such as short sales which theoretically involves unlimited loss potential. The Fund is non-diversified and may invest a significant portion of the portfolio in the securities of fewer issuers.
Please refer to Note 11, Disclosure of Significant Risks and Contingencies, for more information.

*	Long and short securities are calculated as a percentage of total net assets.
Semi-Annual Report | 1

FUND PROFILE
Highland Healthcare Fund
Objective
Highland Healthcare Fund seeks long-term capital appreciation.
Net Assets as of February 28, 2010
$4.8 million
Portfolio Data as of February 28, 2010
The information below provides a snapshot of Highland Healthcare Fund at the end of the reporting period. Highland Healthcare Fund is actively managed and the composition of its portfolio will change over time.

Top Sectors as of 02/28/10 (%)*

Medical Equipment	56.5

Pharmaceuticals	34.6

Top 10 Holdings as of 02/28/10 (%)*

Genesys, Ventures IA, L.P.	37.2

Teva Pharmaceutical Industries, Ltd., SP ADR	12.9

Endo Pharmaceuticals Holdings, Inc.	4.8

Becton, Dickinson and Co.	4.3

PSS World Medical, Inc.	4.3

Forest laboratories, Inc.	4.3

Cardinal Health, Inc.	4.3

Owens & Minor, Inc.	4.2

Eli Lilly & Co.	4.2

Amgen, Inc.	4.2
The Fund is non-diversified and may invest a larger portion of assets in the securities of fewer issuers. The Fund’s performance largely depends on the healthcare industry and is susceptible to economic, political and regulatory risks.
Please refer to Note 11, Disclosure of Significant Risks and Contingencies, for more information.

*	Sectors and holdings are calculated as a percentage of total assets.
2 | Semi-Annual Report

FINANCIAL STATEMENTS
February 28, 2010

A guide to understanding each Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by each Fund and the expenses accrued by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency, excluding restricted cash, provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
Semi-Annual Report | 3

INVESTMENT PORTFOLIO (unaudited)

As of February 28, 2010	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks - 64.2%

CONSUMER DISCRETIONARY - 8.6%
25,201	Amazon.com, Inc. (a)	2,983,798
85,279	Expedia, Inc. (a)	1,896,605
154,813	Kirkland’s, Inc. (a)(b)	2,563,703
187,506	Mattel, Inc.	4,123,257
163,528	Urban Outfitters, Inc. (a)(b)	5,267,237
55,520	Wyndham Worldwide Corp.	1,276,405

		18,111,005

CONSUMER STAPLES - 1.7%
262,771	Sara Lee Corp.	3,563,175

ENERGY - 3.8%
70,457	Concho Resources, Inc. (a)	3,272,728
31,081	Newfield Exploration Co. (a)	1,587,307
113,959	Resolute Energy Corp. (a)(b)(d)	1,213,663
114,496	Valero Energy Corp. (b)	2,005,970

		8,079,668

FINANCIAL - 10.7%
19	Berkshire Hathaway, Inc., Class A (a)	2,276,200
214,994	Cardtronics, Inc. (a)(b)	2,124,141
294,135	Hilltop Holdings, Inc. (a)(b)	3,517,855
259,687	KKR Financial Holdings LLC	1,815,212
26,324	MI Developments, Inc., Class A	328,524
58,225	NYSE Euronext	1,535,976
506,560	Och-Ziff Capital Management Group, Class A (b)	6,919,610
83,424	SunTrust Banks, Inc.	1,986,325
83,452	U.S. Bancorp	2,053,754

		22,557,597

HEALTHCARE - 2.3%
75,295	Inverness Medical Innovations, Inc. (a)(b)	2,938,011
33,417	McKesson Corp.	1,976,616

		4,914,627

INDUSTRIALS - 7.3%
129,107	Baldor Electric Co.	4,056,542
29,894	General Dynamics Corp.	2,168,810
50,914	Lear Corp. (a)	3,526,813
45,866	Raytheon Co.	2,579,504
29,616	W.W. Grainger, Inc.	3,010,466

		15,342,135

INFORMATION TECHNOLOGY - 20.2%
37,831	Apple, Inc. (a)(b)	7,740,979
161,300	Aruba Networks, Inc. (a)(b)	1,892,049
63,465	Cognizant Technology Solutions Corp., Class A (a)	3,054,570
35,115	DG Fastchannel, Inc. (a)	1,137,375
69,867	Equinix, Inc. (a)(b)	6,600,335
185,586	IAC/InterActiveCorp (a)	4,155,271
14,309	MasterCard, Inc., Class A (b)	3,210,510
49,444	Netlogic Microsystems, Inc. (a)(b)	2,679,370
623,068	ON Semiconductor Corp. (a)(b)	4,959,621
152,380	Rackspace Hosting, Inc. (a)(b)	3,021,695
47,481	Rovi Corp. (a)	1,590,614
73,907	Veeco Instruments, Inc. (a)(b)	2,520,229

		42,562,618

MATERIALS - 5.0%
24,086	CF Industries Holdings, Inc.	2,558,897
231,190	Crown Holdings, Inc. (a)	6,316,111
36,051	Market Vectors Gold Miners, ETF	1,582,278

		10,457,286

TELECOMMUNICATION SERVICES - 4.6%
261,201	ICO Global Communications Holdings, Ltd. (a)	287,321
96,579	SBA Communications Corp., Class A (a)	3,415,033
360,995	Syniverse Holdings, Inc. (a)(b)	6,071,934

		9,774,288

	Total Common Stocks (Cost $134,054,528)	135,362,399

Rights - 0.0% (a)

TELECOMMUNICATION SERVICES - 0.0%
261,201	ICO Global Communications Holdings, Ltd., Expiration 03/09/10	21,492

	Total Rights (Cost $0)	21,492

Total Investments - 64.2% (Cost of $134,054,528)		135,383,891

Other Assets & Liabilities, Net - 35.8%		75,540,078

Net Assets - 100.0%		210,923,969

$52,328,124 in cash was segregated or on deposit with the brokers to cover investments sold short as of February 28, 2010 and is included in “Other Assets & Liabilities, Net”:

Short Sales - 30.7%

CONSUMER DISCRETIONARY - 5.2%
34,492	Avon Products, Inc.	1,049,936
32,668	Bally Technologies, Inc. (c)	1,352,782
30,238	J. Crew Group, Inc. (c)	1,272,415
18,549	Retail HOLDRs Trust, ETF	1,778,107
50,735	Under Armour, Inc., Class A (c)	1,322,154
39,016	Vitamin Shoppe, Inc. (c)	775,248
48,799	Williams-Sonoma, Inc.	1,047,227
61,135	WMS Industries, Inc. (c)	2,318,851

		10,916,720

CONSUMER STAPLES - 1.7%
200,525	Del Monte Foods Co.	2,350,153
22,557	Energizer Holdings, Inc. (c)	1,307,178

		3,657,331

ENERGY - 1.9%
13,686	Continental Resources, Inc. (c)	540,323
10,785	Devon Energy Corp.	742,655
4 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of February 28, 2010	Highland Long/Short Equity Fund

Shares		Value ($)
Short Sales (continued)

ENERGY (continued)
31,270	Energy Select Sector SPDR Fund, ETF	1,755,498
19,394	Pioneer Natural Resources Co.	904,730

		3,943,206

FINANCIAL - 1.7%
160,233	Blackstone Group LP	2,240,057
94,535	Financial Select Sector SPDR Fund, ETF	1,387,774

		3,627,831

HEALTHCARE - 0.9%
28,369	AmerisourceBergen Corp.	795,467
69,563	Wright Medical Group, Inc. (c)	1,172,137

		1,967,604

INDUSTRIALS - 2.1%
19,959	Fluor Corp.	854,245
13,434	Jacobs Engineering Group, Inc. (c)	521,239
35,741	PACCAR, Inc.	1,263,444
21,901	SunPower Corp., Class A (c)	410,644
19,902	Valmont Industries, Inc.	1,417,022

		4,466,594

INFORMATION TECHNOLOGY - 9.0%
67,198	ADTRAN, Inc.	1,571,089
21,864	Advent Software, Inc. (c)	881,557
31,535	Altera Corp.	770,400
101,240	Intel Corp.	2,078,457
64,455	International Rectifier Corp. (c)	1,303,925
34,941	Linear Technology Corp.	949,347
70,999	Nuance Communications, Inc. (c)	1,021,676
35,320	Powershares QQQ, ETF	1,580,923
60,532	SAVVIS, Inc. (c)	852,896
71,644	Semiconductor HOLDRs Trust, ETF	1,889,969
56,887	Solarwinds, Inc. (c)	1,070,044
107,842	Sonic Solutions (c)	980,284
49,412	Synopsys, Inc. (c)	1,082,123
91,771	Technology Select Sector SPDR Fund, ETF	1,991,431
38,789	Texas Instruments, Inc.	945,676

		18,969,797

MATERIALS - 1.1%
15,832	Freeport-McMoRan Copper & Gold, Inc.	1,189,933
17,410	Monsanto Co.	1,230,016

		2,419,949

OTHER - 7.0%
36,641	iShares FTSE/Xinhua China 25 Index Fund, ETF	1,450,617
151,931	iShares Russell 2000 Index Fund, ETF	9,541,267
24,426	iShares Russell Midcap Index Fund, ETF	2,044,456
13,308	Midcap Select SPDR Funds, ETF	1,782,607

		14,818,947

Total Investments sold short (Proceeds $63,651,760)		64,787,979

(a)	Non-income producing security.

(b)	All or part of this security is pledged as collateral for short sales.

(c)	No dividend payable on security sold short.

(d)	The Fund is restricted from selling shares as of date of this report.

(e)	Transactions in written and purchased options for the six months ended February 28, 2010 were as follows:

	Number of
	Contracts	Premium

Outstanding, August 31, 2009	—	$—
Call Options Purchased	775	75,175
Put Options Purchased	1,696	226,995
Call Options Written	492	33,059
Put Options Written	900	193,678
Call Options Expired	(434)	(28,187)
Put Options Expired	(2,047)	(378,333)
Call Options Exercised	(58)	(4,872)
Put Options Exercised	—	—
Call Options Closed	(775)	(75,175)
Put Options Closed	(549)	(42,340)

Outstanding, February 28, 2010	—	$—

ETF	Exchange Traded Fund
HOLDRs	Holding Company Depositary Receipts
LLC	Limited Liability Company
LP	Limited Partnership
SPDR	Standard & Poor’s Depositary Receipts
See accompanying Notes to Financial Statements. | 5

INVESTMENT PORTFOLIO (unaudited)

As of February 28, 2010	Highland Healthcare Fund

Shares		Value ($)
Common Stocks - 91.9%

HEALTHCARE - 91.9%
Medical Equipment - 57.0%
2,660	Becton, Dickinson and Co.	207,134
1,068,076	Genesys Ventures IA, L.P. (a)(b)(c)	1,783,687
5,700	Healthspring, Inc. (a)	104,937
2,135	Humana, Inc. (a)	101,050
4,540	Owens & Minor, Inc.	202,711
9,790	PSS World Medical, Inc. (a)	206,471
3,000	UnitedHealth Group, Inc.	101,580

		2,707,570

Pharmaceuticals - 34.9%
3,525	Amgen, Inc. (a)	199,550
6,000	Cardinal Health, Inc.	203,820
5,850	Eli Lilly & Co.	200,889
10,150	Endo Pharmaceuticals Holdings, Inc. (a)	230,913
6,855	Forest Laboratories, Inc. (a)	204,828
10,293	Teva Pharmaceutical Industries, Ltd., SP ADR	617,682

		1,657,682

	Total Common Stocks (Cost $3,406,665)	4,365,252

Total Investments - 91.9% (Cost of $3,406,665)		4,365,252

Other Assets & Liabilities, Net - 8.1%		386,296

Net Assets - 100.0%		4,751,548

(a)	Non-income producing security.

(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $1,783,687, or 37.5% of net assets, were valued under fair value procedures as of February 28, 2010.

(c)	Affiliated issuer. Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Assets with a total aggregate market value of $1,783,687, or 37.5% of net assets, were affiliated with the fund as of February 28, 2010.
SP ADR Sponsored American Depositary Receipt
6 | See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of February 28, 2010 (unaudited)	Highland Funds I

	Highland
	Long/Short	Highland
	Equity	Healthcare
	Fund	Fund
	($)	($)
Assets:
Unaffiliated investments, at value (cost $134,054,528 and $2,338,589, respectively)	135,383,891	2,581,565
Affiliated investments, at value (cost $0 and $1,068,076, respectively)	—	1,783,687

Total investments, at value (cost $134,054,528 and $3,406,665, respectively)	135,383,891	4,365,252
Cash	90,531,797	410,582
Restricted cash (Note 2)	52,328,124	—
Receivable for:
Investments sold	33,189,305	—
Dividend and interest	79,673	2,467
Fund shares sold	3,978,402	—
Prepaid expenses	26,775	12,455
Other assets	76,735	2,085

Total assets	315,594,702	4,792,841

Liabilities:
Securities sold short, at value (proceeds $63,651,760 and $0, respectively) (Note 2 and 11)	64,787,979	—
Payables for:
Investments purchased	38,366,100	—
Fund shares redeemed	1,178,728	—
Accrued dividends on securities sold short	41,296	—
Investment advisory fees (Note 4)	154,508	—
Administration fees (Note 4)	30,902	36
Trustees’ fees (Note 4)	6,382	104
Distribution and service fees (Note 4)	73,865	177
Accounting service fee	—	7,041
Audit fees	26,654	15,745
Legal fees	—	17,073
Transfer agent fees	—	45
Registration fees	1,301	277
Accrued expenses and other liabilities	3,018	795

Total liabilities	104,670,733	41,293

Net Assets	210,923,969	4,751,548

Composition of Net Assets:
Par value (Note 1)	20,091	423
Paid-in capital	212,154,273	4,175,296
Accumulated net investment loss	(1,193,410)	(204,280)
Accumulated net realized gain/(loss) from investments, short positions and written options	(250,129)	(178,478)
Net unrealized appreciation/(depreciation) on investments and short positions	193,144	958,587

Net Assets	210,923,969	4,751,548

See accompanying Notes to Financial Statements. | 7

STATEMENTS OF ASSETS AND LIABILITIES (continued)

As of February 28, 2010 (unaudited)	Highland Funds I

	Highland
	Long/Short	Highland
	Equity	Healthcare
	Fund	Fund
	($)	($)
Class A
Net assets	159,257,484	181,151
Shares outstanding (unlimited authorization)	15,116,151	16,195
Net asset value per share (Net assets/shares outstanding)	10.54 (a)	11.19 (a)
Maximum offering price per share (100 / 94.50 of $10.54 and 100 / 94.50 of $11.19, respectively)	11.15 (b)	11.84 (b)

Class C
Net assets	45,705,890	171,329
Shares outstanding (unlimited authorization)	4,414,742	15,483
Net asset value and offering price per share
(Net assets/shares outstanding)	10.35 (a)	11.07 (a)

Class Z
Net assets	5,960,595	4,399,068
Shares outstanding (unlimited authorization)	559,792	390,960
Net asset value, offering and redemption price per share
(Net assets/shares outstanding)	10.65	11.25

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge (“CDSC”).

(b)	On sales of $1,000,000 or more, there is no sales charge and therefore the offering price will be lower.
8 | See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended February 28, 2010 (unaudited)	Highland Funds I

	Highland
	Long/Short	Highland
	Equity	Healthcare
	Fund	Fund
	($)	($)
Investment Income:
Interest from unaffiliated issuers	39,015	1,645
Dividends from unafilliated issuers (net of foreign withholding tax of $4,513 and $533, respectively)	835,576	2,995

Total investment income	874,591	4,640

Expenses:
Investment advisory fees (Note 4)	1,585,027	9,213
Administration fees (Note 4)	140,894	3,071
Fund accounting fees (Note 4)	57,792	43,899
Distribution fees: (Note 4)
Class A	53,892	81
Class C	116,654	572
Service fees: (Note 4)
Class A	134,730	203
Class C	38,885	191
Transfer agent fees	61,927	219
Audit fees	26,654	15,745
Legal fees	90,968	24,935
Trustees’ fees (Note 4)	18,854	339
Custodian fees	24,907	499
Registration fees	38,736	17,137
Insurance expense	11,468	412
Reports to shareholders	37,445	4,264
Other	2,790	1,225

Total operating expenses	2,441,623	122,005

Fees and expenses waived by Investment Advisor (Note 4)	(880,585)	(9,213)
Fees and expenses waived by administrator (Note 4)	—	(2,917)

Net operating expenses	1,561,038	109,875

Dividends and fees on short sales	510,334	—

Net expenses	2,071,372	109,875

Net investment loss	(1,196,781)	(105,235)

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments from unaffiliated issuers	10,749,165	—
Net realized gain/(loss) on short positions	(5,993,991)	—
Net realized gain/(loss) on purchased options	(223,430)	—
Net realized gain/(loss) on written options	172,812	—
Net realized gain/(loss) on foreign currency transactions	36,222	—
Net change in unrealized appreciation/(depreciation) on investments	(3,606,834)	576,453
Net change in unrealized appreciation/(depreciation) on short positions (Note 2)	(659,643)	—

Net realized and unrealized gain/(loss) on investments	474,301	576,453

Net increase/(decrease) in net assets from operations	(722,480)	471,218

See accompanying Notes to Financial Statements. | 9

STATEMENTS OF CHANGES IN NET ASSETS
Highland Funds I

	Highland Long/Short		Highland
	Equity Fund		Healthcare Fund
	Six Months		Six Months
	Ended		Ended
	February 28, 2010	Year Ended	February 28, 2010	Year Ended
	(unaudited)	August 31, 2009	(unaudited)	August 31, 2009
	($)	($)	($)	($)
Increase/(Decrease) in Net Assets:
From Operations
Net investment loss	(1,196,781)	(892,749)	(105,235)	(312,572)
Net realized gain/(loss) on investments, short positions, purchased and written options, and foreign currency transactions	4,740,778	(2,747,839)	—	(178,478)
Net change in unrealized appreciation/ (depreciation) on investments and short positions	(4,266,477)	4,881,665	576,453	286,962

Net increase/(decrease) in net assets from operations	(722,480)	1,241,077	471,218	(204,088)

Distributions Declared to Shareholders

From net investment income:
Class A	—	(12,466)	—	—
Class C	—	(5,078)	—	—
Class Z	—	(14)	—	(1,273)

Total distributions from net investment income	—	(17,558)	—	(1,273)

From capital gains:
Class A	(1,085,013)	—	—	(5,741)
Class C	(313,707)	—	—	(5,949)
Class Z	(11,918)	—	—	(60,536)

Total distributions from capital gains	(1,410,638)	—	—	(72,226)

Total distributions declared to shareholders	(1,410,638)	(17,558)	—	(73,499)

Share Transactions

Class A
Subscriptions	122,133,386	53,692,474	—	27,691
Distributions reinvested	545,040	9,760	—	5,741
Redemptions (Note 5)	(18,041,299)	(16,287,843)	(1,085)	(17,457)

Net Increase/(decrease)	104,637,127	37,414,391	(1,085)	15,975

Class C
Subscriptions	27,714,457	14,721,084	—	23,700
Distributions reinvested	172,728	3,222	—	5,949
Redemptions (Note 5)	(1,412,126)	(2,826,476)	—	(27,826)

Net increase	26,475,059	11,897,830	—	1,823

Class Z
Subscriptions	5,413,385	1,015,379	2,309,923	13,294
Distributions reinvested	3,563	14	—	61,809
Redemptions (Note 5)	(395,575)	(5,685,506)	—	(5,097,931)

Net increase/(decrease)	5,021,373	(4,670,113)	2,309,923	(5,022,828)

Net increase/(decrease) from share transactions	136,133,559	44,642,108	2,308,838	(5,005,030)

Total increase/(decrease) in net assets	134,000,441	45,865,627	2,780,056	(5,282,617)

Net Assets
Beginning of period	76,923,528	31,057,901	1,971,492	7,254,109

End of period	210,923,969	76,923,528	4,751,548	1,971,492

Undistributed accumulated net investment income/(loss)	(1,193,410)	3,371	(204,280)	(99,045)

10 | See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
Highland Funds I

	Highland Long/Short		Highland
	Equity Fund		Healthcare Fund
	Six Months		Six Months
	Ended		Ended
	February 28, 2010	Year Ended	February 28, 2010	Year Ended
	(unaudited)	August 31, 2009	(unaudited)	August 31, 2009
	($)	($)	($)	($)
Changes in Shares

Class A
Subscriptions	11,316,779	5,421,752	—	2,486
Issued for distributions reinvested	49,147	1,056	—	520
Redemptions	(1,684,528)	(1,674,080)	(101)	(1,710)

Net Increase/(decrease)	9,681,398	3,748,728	(101)	1,296

Class C
Subscriptions	2,616,741	1,505,998	—	2,114
Issued for distributions reinvested	15,817	352	—	541
Redemptions	(133,800)	(293,289)	—	(2,673)

Net increase/(decrease)	2,498,758	1,213,061	—	(18)

Class Z
Subscriptions	502,346	101,238	214,278	1,177
Issued for distributions reinvested	318	2	—	5,584
Redemptions	(36,067)	(579,364)	—	(503,178)

Net increase/(decrease)	466,597	(478,124)	214,278	(496,417)
See accompanying Notes to Financial Statements. | 11

STATEMENT OF CASH FLOWS

For the Six Months Ended February 28, 2010 (unaudited)	Highland Long/Short Equity Fund

($)

Cash Flows Provided by Operating Activities
Net investment loss	(1,196,781)

Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities
Purchases of investments securities	(355,639,144)
Proceeds from disposition of investment securities	295,261,438
Purchases of securities sold short	(266,921,417)
Proceeds from securities sold short	293,901,739
Purchases of written options	221,865
Proceeds from written options	(49,053)
Increase in restricted cash	(27,869,535)
Increase in dividends and interest receivable	(30,545)
Decrease in receivable from Investment Adviser	149,872
Increase in receivable for investments sold	(26,483,529)
Increase in other assets	(72,348)
Increase in payable for dividends	16,051
Increase in payable for investments purchased	30,355,727
Increase in payables to related parties	191,592
Increase in other liabilities	34,043

Net cash flow used by operating activities	(58,130,025)

Cash Flows Provided by Financing Activities
Proceeds from shares sold	154,513,305
Payment of shares redeemed	(18,939,014)
Distributions paid in cash	(1,410,638)

Net cash flow provided by financing activities	134,163,653

Net increase in cash	76,033,628

Cash
Beginning of the period	14,498,169

End of the period	90,531,797

12 | See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended February 28, 2010 (unaudited)	Highland Healthcare Fund

($)

Cash Flows Provided by Operating Activities
Net investment loss	(105,235)

Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities
Purchases of investments securities	(1,891,572)
Increase in dividends and interest receivable	(2,417)
Increase in other assets	(13,779)
Increase in payables to related parties	24
Decrease in other liabilities	(161)

Net cash flow used by operating activities	(2,013,140)

Cash Flows Provided by Financing Activities
Proceeds from shares sold	2,309,923
Payment of shares redeemed	(1,085)

Net cash flow provided by financing activities	2,308,838

Net increase in cash	295,698

Cash
Beginning of the period	114,884

End of the period	410,582

See accompanying Notes to Financial Statements. | 13

FINANCIAL HIGHLIGHTS
Highland Long/Short Equity Fund, Class A
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months
	Ended		For the		For the		For the
	02/28/10		Year Ended		Year Ended		Period Ended
	(unaudited)		08/31/09		08/31/08		08/31/07(a)
Net Asset Value, Beginning of Period	$10.37		$10.50		$10.92		$10.00

Income from Investment Operations:
Net investment loss	(0.08	)(b)	(0.23	)(b)	(0.04	)(b)	(0.01)
Redemption fees added to paid-in capital	0.01		0.01		—	(c)	—	(c)
Net realized and unrealized gain	0.34	(b)	0.10	(b)	0.04	(b)	0.93

Total from investment operations	0.27		(0.12)		—		0.92

Less Distributions Declared to Shareholders:
From net investment income	—		(0.01)		(0.04)		—
From net realized gains	(0.10)		—		(0.38)		—

Total distributions declared to shareholders	(0.10)		(0.01)		(0.42)		—

Net Asset Value, End of Period	$10.54		$10.37		$10.50		$10.92
Total return(d)	2.53	%(e)	(1.16)%		0.01%		9.20	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$159,257		$56,364		$17,711		$16,757
Total operating expenses excluding interest expense	3.33%		4.35%		4.33%		5.25%
Interest expense	—		0.01%		—		—
Waiver/reimbursement	(1.25)%		(1.86)%		(1.85)%		(2.30)%
Net operating expenses including interest expense(f)	2.08%		2.50%		2.48%		2.95%
Dividends for short positions	0.73%		0.59%		0.34%		0.01%
Net expenses(f)	2.81%		3.09%		2.82%		2.96%
Net investment loss	(1.56)%		(2.30)%		(0.36)%		(0.41)%
Portfolio turnover rate	266	%(e)	443%		206%		58	%(e)

(a)	Highland Long/Short Equity Fund, Class A commenced operations on December 5, 2006.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement.
14	| See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Long/Short Equity Fund, Class C
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months
	Ended		For the		For the		For the
	02/28/10		Year Ended		Year Ended		Period Ended
	(unaudited)		08/31/09		08/31/08		08/31/07(a)
Net Asset Value, Beginning of Period	$10.22		$10.42		$10.90		$10.00

Income from Investment Operations:
Net investment loss	(0.12	)(b)	(0.29	)(b)	(0.11	)(b)	(0.03)
Redemption fees added to paid-in capital	0.01		0.01		—	(c)	—	(c)
Net realized and unrealized gain	0.34	(b)	0.09	(b)	0.03	(b)	0.93

Total from investment operations	0.23		(0.19)		(0.08)		0.90

Less Distributions Declared to Shareholders:
From net investment income	—		(0.01)		(0.02)		—
From net realized gains	(0.10)		—		(0.38)		—

Total distributions declared to shareholders	(0.10)		(0.01)		(0.40)		—

Net Asset Value, End of Period	$10.35		$10.22		$10.42		$10.90
Total return(d)	2.18	%(e)	(1.84)%		(0.74)%		9.00	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$45,706		$19,585		$7,324		$5,109
Total operating expenses excluding interest expense	3.98%		5.00%		4.98%		5.90%
Interest expense	—		0.01%		—		—
Waiver/reimbursement	(1.25)%		(1.86)%		(1.85)%		(2.30)%
Net operating expenses including interest expense(f)	2.73%		3.15%		3.13%		3.60%
Dividends for short positions	0.73%		0.59%		0.34%		0.01%
Net expenses(f)	3.46%		3.74%		3.47%		3.61%
Net investment loss	(2.21)%		(2.95)%		(1.01)%		(1.06)%
Portfolio turnover rate	266	%(e)	443%		206%		58	%(e)

(a)	Highland Long/Short Equity Fund, Class C commenced operations on December 5, 2006.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement.
See accompanying Notes to Financial Statements. | 15

FINANCIAL HIGHLIGHTS
Highland Long/Short Equity Fund, Class Z
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months
	Ended		For the		For the		For the
	02/28/10		Year Ended		Year Ended		Period Ended
	(unaudited)		08/31/09		08/31/08		08/31/07(a)
Net Asset Value, Beginning of Period	$10.46		$10.54		$10.94		$10.00

Income from Investment Operations:
Net investment loss	(0.06	)(b)	(0.20	)(b)	—	(b)(c)	—	(c)
Redemption fees added to paid-in capital	0.01		0.01		—	(c)	—	(c)
Net realized and unrealized gain	0.34	(b)	0.12	(b)	0.04	(b)	0.94

Total from investment operations	0.29		(0.07)		0.04		0.94

Less Distributions Declared to Shareholders:
From net investment income	—		(0.01)		(0.06)		—
From net realized gains	(0.10)		—		(0.38)		—

Total distributions declared to shareholders	(0.10)		(0.01)		(0.44)		—

Net Asset Value, End of Period	$10.65		$10.46		$10.54		$10.94
Total return(d)	2.70	%(e)	(0.68)%		0.31%		9.40	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$5,961		$975		$6,023		$7,837
Total operating expenses excluding interest expense	2.98%		4.00%		3.98%		4.90%
Interest expense	—		0.01%		—		—
Waiver/reimbursement	(1.25)%		(1.86)%		(1.85)%		(2.30)%
Net operating expenses including interest expense(f)	1.73%		2.15%		2.13%		2.60%
Dividends for short positions	0.73%		0.59%		0.34%		0.01%
Net expenses(f)	2.46%		2.74%		2.47%		2.61%
Net investment loss	(1.21)%		(1.95)%		(0.01)%		(0.06)%
Portfolio turnover rate	266	%(e)	443%		206%		58	%(e)

(a)	Highland Long/Short Equity Fund, Class Z commenced operations on December 5, 2006.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement.
16 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Healthcare Fund, Class A
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months
	Ended		For the		For the
	02/28/10		Year Ended		Period Ended
	(unaudited)		08/31/09		08/31/08(a)
Net Asset Value, Beginning of Period	$9.42		$10.30		$10.00

Income from Investment Operations:
Net investment loss	(0.36	)(b)	(1.37	)(b)	(0.03)
Redemption fees added to paid-in-capital	—	(c)	0.02		—
Net realized and unrealized gain	2.13	(b)	0.82	(b)	0.33

Total from investment operations	1.77		(0.53)		0.30

Less Distributions Declared to Shareholders:
From net investment income	—		—		—
From net realized gains	—		(0.35)		—

Total distributions declared to shareholders	—		(0.35)		—

Net Asset Value, End of Period	$11.19		$9.42		$10.30
Total return(d)	18.79	%(e)	(5.61)%		3.00	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$181		$154		$155
Total operating expenses	8.23%		15.35%		6.85%
Waiver/reimbursement	(0.79)%		(1.62)%		(4.50)%
Net operating expenses(f)	7.44%		13.73%		2.35%
Net investment loss	(7.14)%		(13.29)%		(1.00)%
Portfolio turnover rate	—%		23%		36	%(e)

(a)	Highland Healthcare Fund, Class A commenced operations on May 5, 2008.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement.
See accompanying Notes to Financial Statements. | 17

FINANCIAL HIGHLIGHTS
Highland Healthcare Fund, Class C
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months
	Ended		For the		For the
	02/28/10		Year Ended		Period Ended
	(unaudited)		08/31/09		08/31/08(a)
Net Asset Value, Beginning of Period	$9.33		$10.28		$10.00

Income from Investment Operations:
Net investment loss	(0.38	)(b)	(1.43	)(b)	(0.05)
Redemption fees added to paid-in-capital	—	(c)	0.02		—
Net realized and unrealized gain	2.12	(b)	0.81	(b)	0.33

Total from investment operations	1.74		(0.60)		0.28

Less Distributions Declared to Shareholders:
From net investment income	—		—		—
From net realized gains	—		(0.35)		—

Total distributions declared to shareholders	—		(0.35)		—

Net Asset Value, End of Period	$11.07		$9.33		$10.28
Total return(c)	18.65	%(e)	(6.32)%		2.80	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$171		$145		$159
Total operating expenses	8.88%		16.00%		7.50%
Waiver/reimbursement	(0.79)%		(1.62)%		(4.50)%
Net operating expenses(f)	8.09%		14.38%		3.00%
Net investment loss	(7.79)%		(13.94)%		(1.65)%
Portfolio turnover rate	—%		23%		36	%(e)

(a)	Highland Healthcare Fund, Class C commenced operations on May 5, 2008.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement.
18 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Healthcare Fund, Class Z
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months
	Ended		For the		For the
	02/28/10		Year Ended		Period Ended
	(unaudited)		08/31/09		08/31/08(a)
Net Asset Value, Beginning of Period	$9.47		$10.31		$10.00

Income from Investment Operations:
Net investment loss	(0.35	)(b)	(1.34	)(b)	(0.02)
Redemption fees added to paid-in-capital	—	(c)	0.02		—
Net realized and unrealized gain	2.13	(b)	0.84	(b)	0.33

Total from investment operations	1.78		(0.48)		0.31

Less Distributions Declared to Shareholders:
From net investment income	—		(0.01)		—
From net realized gains	—		(0.35)		—

Total distributions declared to shareholders	—		(0.36)		—

Net Asset Value, End of Period	$11.25		$9.47		$10.31
Total return(c)	18.80	%(e)	(5.15)%		3.10	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$4,399		$1,673		$6,940
Total operating expenses	7.88%		15.00%		6.50%
Waiver/reimbursement	(0.79)%		(1.62)%		(4.50)%
Net operating expenses(f)	7.09%		13.38%		2.00%
Net investment loss	(6.79)%		(12.94)%		(0.65)%
Portfolio turnover rate	—%		23%		36	%(e)

(a)	Highland Healthcare Fund, Class Z commenced operations on May 5, 2008.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement.
See accompanying Notes to Financial Statements. | 19

NOTES TO FINANCIAL STATEMENTS (unaudited)

February 28, 2010	Highland Funds I
Note 1. Organization
Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with two separate portfolios, each of which is non-diversified: Highland Long/Short Equity Fund (the “Long/Short Equity Fund”) and Highland Healthcare Fund (the “Healthcare Fund”) (each a “Fund” and, collectively, the “Funds”).
The Healthcare Fund was temporarily closed to new investments effective March 27, 2009, but was reopened to new investments effective December 7, 2009.
Investment Objectives
The investment objectives of the Funds are as follows:
Long/Short Equity Fund. To seek consistent, above-average total returns primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.
Healthcare Fund. To seek long-term capital appreciation.
Fund Shares
Each Fund is authorized to issue an unlimited number of transferable shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). The Funds currently offer Class A, Class C and Class Z Shares. Class A Shares are sold with a front-end sales charge. Class A and C may be subject to a contingent deferred sales charge. Class Z shares are sold only to certain eligible investors. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.
At February 28, 2010, Highland Capital Management L.P. (the “Investment Adviser”) owned 0.17% and 99.8%, of the total shares outstanding of the Long/Short Equity Fund and Healthcare Fund, respectively.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Valuation of Investments
In computing each Funds’ net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service.
Securities for which market quotations are not readily available and for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Funds’ net asset value), will be valued by the Funds at fair value, as determined by the Funds’ Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ net asset value will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.
There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, a method of valuation which approximates market values. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Fair Value Measurements:
The Fund has performed an analysis of all existing investments and derivative instruments to determine the signifi-
20 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2010	Highland Funds I
cance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s assets as of February 28, 2010 is as follows:

			Level 2
			Other	Level 3
	Total Market	Level 1	Significant	Significant
	value at	Quoted	Observable	Unobservable
	02/28/10	Prices	Inputs	Inputs
Long/Short Equity Fund
Investments in Securities*	$135,383,891	$135,383,891	$––	$––

Total Investments in Securities	$135,383,891	$135,383,891	$––	$––

Short Sales*	$(64,787,979)	$(64,787,979)	$––	$––

Total Short Sales	$(64,787,979)	$(64,787,979)	$––	$––

Healthcare Fund
Medical Equipment	$2,707,570	$923,883	$––	$1,783,687

Pharmaceuticals	$1,657,682	$1,657,682	$––	$––

Total Investments in Securities	$4,365,252	$2,581,565	$––	$1,783,687

*	Please refer to the Investment Portfolio for industry breakout.
The table below sets forth a summary of changes in the Healthcare Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended February 28, 2010. The Long/Short Equity Fund had no Level 3 assets as of August 31, 2009 or February 28, 2010.

Healthcare Fund
Assets at Fair Value using
unobservable inputs (Level 3)	Portfolio Investments
Balance as of August 31, 2009	$1,367,137
Transfers in/(out) of Level 3	—
Net amortization/(accretion) of premium/(discount)	—
Net realized gains/(losses)	—
Net unrealized gains/(losses)	416,550
Net purchases and sales	—

Balance as of February 28, 2010	$1,783,687

The net unrealized gains presented in the table above relate to investments that were held at February 28, 2010. The Fund presents these unrealized gains on the Statement of Operations as net change in unrealized appreciation/ (depreciation) on investments.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
Semi-Annual Report | 21

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2010	Highland Funds I
Financial Instruments
Effective January 1, 2009, the Funds adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.
The fair value of derivative instruments on the Statement of Assets and Liabilities and whose primary underlying risk exposure is equity price risk at February 28, 2010 was as follows:
Highland Healthcare Fund did not write or purchase any options for the six months ended February 28, 2010.
Highland Long/Short Equity Fund

Fair Value
Derivative	Asset Derivatives	Liability Derivatives
Written Options	$—	$—
Purchased Options	$—	$—
The effect of derivative instruments on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended February 28, 2010 was as follows:
Highland Long/Short Equity Fund

		Change in Unrealized
	Realized Gain (Loss)	Appreciation/(Depreciation) on
Derivative	on Derivatives(1)	Derivatives(2)
Written Options	$172,812	$—
Purchased Options	$(223,430)	$—

(1)	Statement of Operations location: Net realized gain/(loss) on written options, and purchased options.

(2)	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on written options, and purchased options.
Security Transactions
Security transactions are accounted for on the trade date. Cost and gains/(losses) are determined based upon the specific identification method for both financial statement and U.S. federal income tax purposes.
Cash and Cash Equivalents
The Funds consider liquid assets deposited with a bank, money market funds, and certain short term debt instruments with maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U. S. dollars on the date of the statement of assets and liabilities. At February 28, 2010, the Funds did not have any cash and cash equivalents denominated in foreign currencies.
Short Sales
The Long/Short Equity Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. Cash held as collateral for short sales is classified as restricted cash on Long/Short Equity Fund’s Statement of Assets and Liabilities. Of this restricted cash, $41,710,377 is held with the broker and $10,617,747 is held in a segregated account with PFPC Trust Company, the Fund’s custodian. Additionally, securities valued at $37,831,391 were posted in the Long/Short Equity Fund’s segregated account as collateral.
Options
The Long/Short Equity Fund may utilize options on securities or indexes as part of its principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Fund may hold options, write option contracts, or both.
If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.
The Long/Short Equity Fund has written calls to provide leveraged short exposure to the underlying equity, which is consistent with the investment strategy of the Fund. Additionally, the Long/Short Equity Fund has purchased options to provide leveraged long exposure to the underlying equity.
22 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2010	Highland Funds I
As of February 28, 2010, the Long/Short Equity Fund did not hold any options. Please refer to Note (e) in the Investment Portfolio, which is indicative of options activity for the six-month period ended February 28, 2010.
Income Recognition
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums of debt instruments.
Determination of Class Net Asset Values
All income, expenses (other than distribution fees and service fees, which are class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains/(losses) are allocated to each class of shares of each Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains/(losses) are allocated based on the relative net assets of each class.
U.S. Federal Income Tax Status
Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Distributions to Shareholders
The Funds intend to pay distributions from net investment income, if any, on an annual basis. The Funds intend to pay net realized capital gains, if any, on an annual basis.
Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within each Fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and sub-custodian bank, respectively, and does not include cash posted as collateral with the custodian or broker-dealers.
Note 3. U.S. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.
Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
The tax character of distributions paid during the periods ended August 31, 2009 and August 31, 2008 the funds’ last two tax years were as follows:

	Distributions paid from:
	Ordinary	Long-Term	Distributions
Fund	Income*	Capital Gains	in Excess
Long/Short Equity Fund
2009	$—	$—	$17,558
2008	1,100,785	1,400	286,480
Healthcare Fund
2009	73,499	—	—

*	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.
As of August 31, 2009, the funds’ tax year end, the components of distributable earnings on a tax basis were as follows:

	Accumulated			Net
	Capital and	Undistributed	Undistributed	Unrealized
	Other	Ordinary	Long-Term	Appreciation/
Fund	Losses	Income	Capital Gains	(Depreciation)*
Long/Short Equity Fund	$(2,063,967)	$—	$—	$2,946,690
Healthcare Fund	(178,478)	—	—	388,310

*	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sale adjustments.
Unrealized appreciation and depreciation at February 28, 2010, based on cost of investments for U.S. federal income tax purposes was:

			Net
	Gross	Gross	Appreciation/
Fund	Appreciation	Depreciation	(Depreciation)*	Cost
Long/Short Equity Fund	$3,434,189	$(2,104,826)	$1,329,363	$134,054,528
Healthcare Fund	958,616	(29)	958,587	3,406,665

*	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sale adjustments.
Semi-Annual Report | 23

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2010	Highland Funds I
Note 4. Advisory, Administration, Service and Distribution, Trustee, and Other Fees
Investment Advisory Fees
The Investment Adviser receives from the Funds monthly investment advisory fees, computed and accrued daily based on the Average Daily Managed Assets of each Fund, at the annual rate of 2.25% for the Long/Short Equity Fund and 0.60% for the Healthcare Fund.
“Average Daily Managed Assets” of a Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).
Administration Fees
The Investment Adviser provides administrative services to each Fund. For its services, the Investment Adviser receives a monthly administration fee, computed and accrued daily, at the annual rate of 0.20% of each Fund’s average daily managed net assets. Under a separate sub-administration agreement, the Investment Adviser has delegated certain administrative functions to PNC Global Investment Servicing (U.S.) Inc (“PNC”). The Investment Adviser pays PNC directly for these sub-administration services.
Service and Distribution Fees
PFPC Distributors, Inc. (the “Underwriter”) serves as the principal underwriter and distributor of each Fund’s shares. The Underwriter receives the front-end sales charge imposed on the sale of Class A Shares and the CDSC imposed on certain redemptions of Class A and Class C Shares. For the period ended February 28, 2010, the Underwriter received $58,502 of front-end sales charges and $2,596 of CDSC for Class A Shares of the Long/Short Equity Fund. Class C Shares of the Long/Short Equity Fund and Class A and Class C Shares of the Healthcare Fund incurred no front-end sales charge or CDSC for the period ended February 28, 2010.
The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) which requires the payment of a monthly service fee to the Underwriter at an annual rate of 0.25% of the average daily net assets attributable to Class A and Class C Shares of the Funds. The Plan also requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.10% of the average daily net assets attributable to Class A Shares and 0.75% of the average daily net assets attributable to Class C Shares of each Fund.
Expense Limits and Fee Reimbursements
For the Long/Short Equity Fund, the Investment Adviser voluntarily has agreed to waive a portion of it’s advisory fee in an amount equal to 1.25% of the Fund’s Average Daily Managed Assets.
For the Healthcare Fund, the Investment Adviser voluntarily has agreed to waive all of its advisory fee and 0.19% of its administration fee. The waiver may be terminated at any time upon seven days’ written notice to investors.
Fees Paid to Officers and Trustees
Each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser as of the date of this report.
The Funds pay no compensation to their one interested Trustee or any of their officers, all of whom are employees of the Investment Adviser.
Note 5. Redemption Fees
The Funds impose a 2.00% redemption fee on all Class A, Class C and Class Z Shares that are redeemed or exchanged within two months or less after date of purchase. The fee is calculated based on the shares’ aggregate net asset value on the date of redemption, is allocated back to each class based on relative net assets and is deducted from the redemption proceeds on the Statement of Changes in Net Assets. The redemption fee is not a sales charge and is retained by the Funds. For the period ended February 28, 2010, the Funds had collected the following redemption fees:

	Redemption Fee Amount
Fund	Class A	Class C	Class Z
Long/Short Equity Fund	$51,078	$14,391	$1,167
Healthcare Fund	—	—	—
Note 6. Portfolio Information
For the period ended February 28, 2010, the cost of purchases and the proceeds from sales of the Funds’ portfolio securities (excluding short-term investments) amounted to the following:

	Purchases		Sales
	U.S.		U.S.
Fund	Government*	Other	Government*	Other
Long/Short Equity Fund	$—	$355,639,144	$—	$295,261,438
Healthcare Fund	—	1,891,572	—	—

*	The Funds did not have any purchases or sales of U.S. Government Securities for the period ended February 28, 2010.
Note 7. Securities Lending
Each Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements
24 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2010	Highland Funds I
requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to a Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Funds had no securities on loan as of February 28, 2010.
Note 8. Credit Agreement
On September 12, 2008, along with another fund in the Highland Fund Complex, the Funds entered into a $75,000,000 credit agreement with the Bank of Nova Scotia (the “Credit Agreement”) to be used for temporary or emergency purposes to facilitate portfolio liquidity. Each of the funds has access to the facility, but aggregate borrowings may not exceed $75,000,000. Interest is charged to the Funds based on their borrowings at a rate equal to the greater of the Prime Rate or .50% over the Federal Funds Effective Rate. In addition, the Funds have agreed to pay commitment fee expenses of .20% on the undrawn amounts, which are included in Other on the Statement of Operations.
Effective September 12, 2009, the Credit Agreement matured and was not renewed.
Note 9. Affiliated Issuers
Under Section 2 (a) (3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of it’s voting stock. The Healthcare Fund held at least five percent of the outstanding voting stock of the following company during the period ended February 28, 2010:

	Shares at	Market Value	Market Value
	February 28,	August 31,	February 28.
Issuer	2010	2009	2010
Genesys Ventures IA, L.P.	1,068,076	$1,367,137	$1,783,687

	1,068,076	$1,367,137	$1,783,687

Note 10. Indemnification
The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Note 11. Disclosure of Significant Risks and Contingencies
Counterparty Credit Risk
Counterparty credit risk is the potential loss a Fund may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty credit risk is measured as the loss a Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because a Fund may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, a Fund may be exposed to the credit risk of its counterparties. To limit the counterparty credit risk associated with such transactions, a Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.
Non-Diversification
Due to the nature of each Fund’s investment strategy and its non-diversified status, it is possible that a material amount of a Fund’s portfolio could be invested in the securities of one or a few issuers. Investing a significant portion of a Fund’s portfolios in any one or a few issuers may result in the Fund’s shares being more sensitive to the economic results of those few issuers.
Hedging Transactions
Each Fund may engage in “hedging”, the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment. Hedging strategies in general are usually intended to limit or reduce investment risk, but can also be expected to limit or reduce the potential for profit. For example, if the Fund has taken a defensive posture by hedging its portfolio, and stock prices advance, the return to investors will be lower than if the portfolio has not been hedged. No assurance can be given that any particular hedging strategy will be successful, or that the Investment Adviser will elect to use a hedging strategy at a time when it is advisable.
Illiquid and Restricted Securities
Restricted securities (i.e., securities acquired in private placement transactions) and illiquid securities may offer higher yields than comparable publicly traded securities. The Funds, however, may not be able to sell these securities when the Investment Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale the securities are registered under the Securities Act at a Fund’s expense, the Fund’s expenses would be increased.
Short Selling
Short sales by the Long/Short Equity Fund that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Long/Short Equity Fund to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price
Semi-Annual Report | 25

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2010	Highland Funds I
of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.
Options Risk
There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A transaction in options or securities may be unsuccessful to some degree because of market behavior or unexpected events.
When a Fund writes a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation and once an option writer has received an exercise notice, it must deliver the underlying security at the strike price.
When a Fund writes a covered put option, the Fund bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.
Leverage
Each of the Funds may use leverage in their investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Funds purchase securities with borrowed funds, their net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Funds’ use of leverage would result in a lower rate of return than if the Funds were not leveraged.
Non-U.S. Securities
Each of the Funds may invest in non-U.S. securities. Investing in non-U.S. securities involves certain risks not involved in domestic investments, including, but not limited to: fluctuations in foreign exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions; lower trading volume; much greater price volatility and illiquidity of certain non-U.S. securities markets; different trading and settlement practices; less governmental supervision; changes in currency exchange rates; high and volatile rates of inflation; fluctuating interest rates; less publicly available information; and different accounting, auditing and financial recordkeeping standards and requirements.
Industry Concentration
The Healthcare Fund has a policy of investing primarily in securities issued by healthcare companies, which makes the Fund susceptible to economic, political or regulatory risks or other occurrences associated with the healthcare industry.
Note 12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund’s through the date the financial statements were issued, and has determined that there were the following subsequent events:
On March 22, 2010, the Funds’ Board changed the Funds’ fiscal year end from August 31 to June 30. At a special meeting held on April 27, 2010 a majority of the Healthcare Fund’s shareholders approved a new Advisory Agreement with the Investment Adviser and a Subadvisory Agreement with Cummings Bay Capital Management, L.P., an affiliate of the Investment Adviser, to be effective on or about May 1, 2010. Also, effective on or about May 1, 2010, the Healthcare Fund will be renamed the Highland Long/Short Healthcare Fund, will change its investment strategy accordingly and will be managed by Cummings Bay Capital Management L.P.
26 | Semi-Annual Report

ADDITIONAL INFORMATION (unaudited)

February 28, 2010	Highland Funds I
Additional Portfolio Information
The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.
Disclosure of Fund Expenses
As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.
This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Annualized	Expenses	Actual
	Value	Value	Expense	Paid During	Returns
	09/01/09	02/28/10	Ratio	the Period(1)	for Period
Long/Short Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,025.30	2.08%	$10.44	2.53%
Class C	1,000.00	1,021.80	2.73%	13.69	2.18%
Class Z	1,000.00	1,027.00	1.73%	8.69	2.70%

Hypothetical 5% Return
Class A	$1,000.00	$1,014.48	2.08%	$10.39	5.00%
Class C	1,000.00	1,011.26	2.73%	13.61	5.00%
Class Z	1,000.00	1,016.22	1.73%	8.65	5.00%

Healthcare Fund
Actual Fund Return
Class A	$1,000.00	$1,187.90	7.44%	$40.36	18.79%
Class C	1,000.00	1,186.50	8.09%	$43.86	18.65%
Class Z	1,000.00	1,188.00	7.09%	$38.46	18.80%

Hypothetical 5% Return
Class A	$1,000.00	$987.90	7.44%	$36.67	5.00%
Class C	1,000.00	984.68	8.09%	39.81	5.00%
Class Z	1,000.00	989.64	7.09%	34.98	5.00%

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the fiscal half-year, then divided by 365.
Semi-Annual Report | 27

ADDITIONAL INFORMATION (unaudited) (continued)

February 28, 2010	Highland Funds I
Approval of Investment Advisory Agreement
Each of the Long/Short Equity Fund and the Healthcare Fund (each a “Fund” and, for the purposes of this section, together, the “Funds”) has retained the Investment Adviser to manage its assets pursuant to an Investment Advisory Agreement with the Investment Adviser (each an “Advisory Agreement” and, together, the “Advisory Agreements”). Each Advisory Agreement has been approved by the Funds’ Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Funds (the “Independent Trustees”).
Following an initial term of two years, each Advisory Agreement continues in effect from year-to-year provided such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of each Fund, or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of each Fund casting votes in person at a meeting called for such purpose.
At a meeting held on December 17-18, 2009, the Board, as requested through Fund counsel and the Independent Trustees’ independent legal counsel, received from the Investment Adviser written and oral information including: (i) information confirming the financial condition of the Investment Adviser; (ii) information regarding the total fees and payments received by Highland from the Funds and whether such fees are appropriate given economies of scale and other considerations; (iii) information on the advisory and compliance personnel of the Investment Adviser, including compensation arrangements; (iv) information on the internal compliance procedures of the Investment Adviser; (v) information regarding brokerage and portfolio transactions; (vi) information on any legal proceedings or regulatory audits or investigations affecting the Investment Adviser; and (vii) comparative information showing (a) the fees payable under the Advisory Agreements versus the investment advisory fees of certain registered investment companies and private pooled vehicles that follow investment strategies similar to those of the Funds (b) the Funds’ expense ratios versus the expense ratios of certain registered investment companies and private pooled vehicles that follow investment strategies similar to those of the Funds, (c) the Funds’ performance versus (1) other registered investment companies and private pooled vehicles that follow investment strategies similar to those of the Funds and (2) certain indices, and (d) the profitability of Long/Short Equity Fund versus the other registered investment companies and private pooled investment vehicles managed by the Investment Adviser that follow investment strategies similar to those of Long/Short Equity Fund. The Trustees reviewed various factors discussed in the legal memorandum from the Independent Trustees’ independent counsel, the detailed information provided by the Investment Adviser and other relevant information and factors.
The Trustees’ conclusion as to the continuation of the Advisory Agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. The fee arrangements for the Fund are the result of review and discussion between the Independent Trustees and the Investment Adviser since each Fund’s inception. Certain aspects of such arrangements may receive greater scrutiny in some years than in others, and the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
The Nature, Extent, and Quality of the Services Provided by the Investment Adviser
The Trustees considered the portfolio management services provided by the Investment Adviser and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. They discussed the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of each Fund’s portfolio management team. The Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser. They also reviewed and discussed the Investment Adviser’s compliance policies and procedures. The Trustees concluded that the Investment Adviser has the quality and depth of personnel and investment methods essential to performing its duties under the Advisory Agreements and that the nature and quality of such advisory services are satisfactory.
The Investment Adviser’s Historical Performance in Managing the Funds
The Trustees reviewed the Investment Adviser’s historical performance in managing the Funds over various time periods and reflected on previous discussions regarding matters bearing on the Investment Adviser’s performance at their meetings throughout the year. The Trustees discussed relative performance and contrasted (i) the performance of the Long/Short Equity Fund versus that of the Fund’s peers, as represented by certain other registered investment companies that follow investment strategies similar to the Fund, the Credit Suisse/Tremont Long/Short Equity Index and the S&P 500 Index, and (ii) the performance of the Highland Healthcare Fund versus that of the Funds peers, as represented by certain other registered investment companies that follow investment strategies similar to the Fund, the S&P 500 Healthcare Index and the S&P 500 Index. After reviewing these and related factors, the Trustees concluded that they were satisfied with the Investment Adviser’s responses and efforts relating to performance.
28 | Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

February 28, 2010	Highland Funds I
The Costs of the Services to be Provided by the Investment Adviser and the Profits Realized by the Investment Adviser and its Affiliates from the Relationship with the Funds
The Trustees also gave substantial consideration to the fees payable under each Advisory Agreement, including: (i) annual fee as a portion of each Fund’s Average Daily Managed Assets paid to the Investment Adviser under the Advisory Agreements; (ii) the expenses the Investment Adviser incurs in providing advisory services; (iii) the profitability of the Long/Short Equity Fund as compared to the profitability of Highland Equity Focus Fund and Highland Select Equity Fund, each a private pooled investment vehicle managed by the Investment Adviser; (iv) a comparison of the fees payable to the Investment Adviser under each Advisory Agreement to fees payable to (a) other investment advisers serving other registered investment companies that follow investment strategies similar to those of the Funds and (b) the Investment Adviser by Highland Equity Focus Fund and Highland Select Equity Fund in the case of the Long/Short Equity Fund. The Trustees also considered the Investment Adviser’s Administration Agreement with the Fund and the annual fees as a portion of the Fund’s Average Daily Managed Assets paid to the Investment Adviser under the Administration Agreement. After reviewing these and related factors, the Trustees determined that the fees payable to the Investment Adviser under each Advisory Agreement represent reasonable compensation in light of the services being provided by the Investment Adviser to each Fund.
The Extent to which Economies of Scale would be Realized as the Funds Grow and Whether Fee Levels Reflect these Economies of Scale for the Benefit of Shareholders
The Trustees considered the asset level of each Fund, the information provided by the Investment Adviser relating to its costs and information comparing the fee rates charged by the Investment Adviser with fee rates charged by other unaffiliated investment advisers to their clients. The Trustees noted the minimal asset levels of the Healthcare Fund and concluded that the fee structure is reasonable and appropriate and, in view levels of the Fund’s net assets, the sharing of economies of scale is not particularly relevant. The Trustees noted the relatively small asset levels of the Long/Short Equity Fund and noted that shareholders have benefitted from economies of scale resulting from the Fund’s recent growth as certain expenses borne by the Fund have been reduced, resulting in savings to shareholders. The Trustees further considered whether breakpoints in the fee under the Advisory Agreement for the Long/Short Equity Fund would be appropriate in light of the Fund’s assets and current fee structure and determined not to recommend any breakpoints for the Fund at this time.
Following a further discussion of the factors deemed material, including those described above, and the merits of each Advisory Agreement and its various provisions, the Board of Trustees, including all of the Independent Trustees, determined that each Advisory Agreement, including the advisory fee paid to the Investment Adviser under such Advisory Agreement, is fair and reasonable to each Fund and approved the continuation, for a period of one year commencing December 31, 2009, of each Advisory Agreement.
Semi-Annual Report | 29

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser Highland Capital Management, L.P. NexBank Tower 13455 Noel Road, Suite 800 Dallas, TX 75240	This report has been prepared for shareholders of Highland Long/Short Equity Fund and Highland Healthcare Fund (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

Transfer Agent PNC Global Investment Servicing (U.S.) Inc. 101 Sabin Street Pawtucket, RI 02860	A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underwriter
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
2001 Ross Avenue, Suite 1800
Dallas, TX 75201

Fund Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110
The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may obtain the Form N-Q by visiting the Funds’ website at www.highlandfunds.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.
30 | Semi-Annual Report

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HIGHLAND FUNDS
managed by
Highland Capital Management, L.P.
P.O. Box 9840
Providence, RI 02940-8040

Highland Funds I

Semi-Annual Report, February 28, 2010

www.highlandfunds.com

HLC-HFI-SEMI-02/10

Highland Funds I Semi-Annual Report, February 28, 2010 www.highlandfunds.com HLC-HFI-SEMI-02/10

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant) Highland Funds I

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 5/4/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 5/4/10

By (Signature and Title)*	/s/ M. Jason Blackburn
M. Jason Blackburn, Chief Financial Officer, Treasurer and
Secretary
(principal financial officer)
Date 5/4/10

*	Print the name and title of each signing officer under his or her signature.